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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7986

The Alger Institutional Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—96.3%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	124,658	$59,836
AEROSPACE & DEFENSE—2.6%
Honeywell International, Inc.	634,059	66,607,898
Lockheed Martin Corp.	71,514	14,810,549
The Boeing Co.	150,063	21,634,583
		103,053,030
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	212,283	21,729,288
AIRLINES—1.1%
United Continental Holdings, Inc.*	782,632	44,132,618
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	406,309	20,518,605
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
PVH Corp.	104,209	12,092,413
Under Armour, Inc., Cl. A*	97,422	9,676,927
		21,769,340
APPAREL RETAIL—0.8%
VF Corp.	408,380	31,482,014
APPLICATION SOFTWARE—2.1%
Adobe Systems, Inc.*	333,654	27,356,292
Palantir Technologies, Inc., Cl. A*,@	239,030	1,699,503
salesforce.com, inc.*	714,134	52,346,022
		81,401,817
AUTO PARTS & EQUIPMENT—1.3%
Delphi Automotive PLC.	526,527	41,111,228
WABCO Holdings, Inc.*	60,232	7,436,845
		48,548,073
AUTOMOBILE MANUFACTURERS—0.2%
Tesla Motors, Inc.*	23,915	6,364,977
BIOTECHNOLOGY—8.2%
Amgen, Inc.	263,100	46,460,829
Biogen, Inc.*	152,545	48,628,295
BioMarin Pharmaceutical, Inc.*	155,830	22,793,254
Celgene Corp.*	354,090	46,474,313
Gilead Sciences, Inc.	639,890	75,417,435
Incyte Corp.*	145,698	15,193,388
Intercept Pharmaceuticals, Inc.*	93,226	24,593,951
United Therapeutics Corp.*	99,165	16,794,584
Vertex Pharmaceuticals, Inc.*	177,618	23,978,430
		320,334,479
BREWERS—1.6%
Anheuser-Busch InBev NV#	297,307	35,543,052
Molson Coors Brewing Co., Cl. B	322,176	22,919,601
SABMiller PLC.*	76,400	4,005,558
		62,468,211
BUILDING PRODUCTS—0.3%
Fortune Brands Home & Security, Inc.	59,397	2,836,207

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—(CONT.)
Lennox International, Inc.	82,378	$9,726,370
		12,562,577
CABLE & SATELLITE—1.8%
Comcast Corporation, Cl. A	1,108,820	69,201,456
COMMUNICATIONS EQUIPMENT—1.0%
Arista Networks, Inc.*	269,030	22,724,964
ARRIS Group, Inc.*	307,900	9,520,268
QUALCOMM, Inc.	130,658	8,413,069
		40,658,301
CONSTRUCTION MATERIALS—0.4%
Vulcan Materials Co.	175,063	15,934,234
DATA PROCESSING & OUTSOURCED SERVICES—3.6%
Alliance Data Systems Corp.*	102,078	28,075,533
Fiserv, Inc.*	140,951	12,243,004
Visa, Inc., Cl. A	1,344,558	101,299,000
		141,617,537
DRUG RETAIL—2.5%
CVS Caremark Corp.	343,213	38,601,166
Rite Aid Corp.*	1,499,104	13,357,017
Walgreens Boots Alliance, Inc.	466,793	45,106,207
		97,064,390
FOOD RETAIL—0.8%
The Kroger Co.	831,152	32,614,405
FOOTWEAR—0.3%
NIKE, Inc., Cl. B	92,497	10,657,504
GENERAL MERCHANDISE STORES—1.0%
Dollar General Corp.	204,729	16,454,070
Dollar Tree, Inc.*	290,321	22,653,747
		39,107,817
HEALTH CARE EQUIPMENT—1.6%
Becton Dickinson and Co.	143,447	21,825,461
Edwards Lifesciences Corp.*	125,200	19,050,432
Hologic, Inc.*	344,748	14,362,202
St. Jude Medical, Inc.	103,981	7,675,877
		62,913,972
HEALTH CARE FACILITIES—1.2%
HCA Holdings, Inc.*	511,047	47,532,481
HOME ENTERTAINMENT SOFTWARE—0.3%
Activision Blizzard, Inc.	435,654	11,235,517
HOME IMPROVEMENT RETAIL—1.5%
Lowe's Companies, Inc.	361,198	25,052,694
The Home Depot, Inc.	299,907	35,098,116
		60,150,810
HOTELS RESORTS & CRUISE LINES—1.6%
Ctrip.com International Ltd.#*	369,047	26,416,384
Hilton Worldwide Holdings, Inc.*	535,942	14,390,043

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—(CONT.)
Royal Caribbean Cruises Ltd.	237,458	$21,335,601
		62,142,028
HOUSEWARES & SPECIALTIES—0.9%
Jarden Corp.*	627,827	34,530,485
INDUSTRIAL CONGLOMERATES—1.2%
Danaher Corp.	408,186	37,373,510
General Electric Co.	357,256	9,324,382
		46,697,892
INDUSTRIAL GASES—0.4%
Air Products & Chemicals, Inc.	120,327	17,147,801
INDUSTRIAL MACHINERY—0.3%
Ingersoll-Rand PLC.	196,390	12,058,346
INTERNET RETAIL—4.5%
Amazon.com, Inc.*	216,971	116,329,002
JD.com, Inc.#*	111,200	3,672,936
NetFlix, Inc.*	207,137	23,677,830
The Priceline Group, Inc.*	3,002	3,733,197
TripAdvisor, Inc.*	365,881	29,043,634
		176,456,599
INTERNET SOFTWARE & SERVICES—9.4%
Alibaba Group Holding Ltd.#*	92,926	7,279,823
Demandware, Inc.*	138,241	10,445,490
Facebook, Inc., Cl. A*	1,638,487	154,034,163
Google, Inc., Cl. C*	232,919	145,716,456
GrubHub, Inc.*	459,492	14,570,491
LendingClub Corp.*	425,555	6,174,803
LinkedIn Corp., Cl. A*	36,036	7,324,677
Yahoo! Inc.*	569,848	20,896,326
		366,442,229
INVESTMENT BANKING & BROKERAGE—1.0%
E*TRADE Financial Corp.*	417,753	11,872,540
Morgan Stanley	460,966	17,903,920
The Charles Schwab Corp.	94,460	3,294,765
The Goldman Sachs Group, Inc.	18,300	3,752,781
		36,824,006
IT CONSULTING & OTHER SERVICES—0.3%
Cognizant Technology Solutions Corp., Cl. A*	192,198	12,127,694
LIFE SCIENCES TOOLS & SERVICES—1.7%
Illumina, Inc.*	37,170	8,151,381
Thermo Fisher Scientific, Inc.	422,779	58,990,354
		67,141,735
MANAGED HEALTH CARE—2.6%
Aetna, Inc.	97,157	10,975,826
Cigna Corp.	296,491	42,712,493
Humana, Inc.	66,564	12,120,639
UnitedHealth Group, Inc.	275,804	33,482,606
		99,291,564

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—2.1%
The Walt Disney Co.	390,945	$46,913,400
Time Warner, Inc.	375,152	33,028,382
		79,941,782
MULTI-LINE INSURANCE—1.3%
American International Group, Inc.	259,745	16,654,849
Hartford Financial Services Group, Inc.	715,650	34,029,158
		50,684,007
MULTI-UTILITIES—0.3%
Sempra Energy	101,517	10,332,400
OIL & GAS EQUIPMENT & SERVICES—1.0%
Baker Hughes, Inc.	500,613	29,110,646
Schlumberger Ltd.	25,781	2,135,182
Weatherford International PLC.*	884,020	9,441,334
		40,687,162
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Anadarko Petroleum Corp.	454,759	33,811,331
Devon Energy Corp.	192,247	9,500,847
		43,312,178
OIL & GAS STORAGE & TRANSPORTATION—0.2%
Cheniere Energy, Inc.*	135,848	9,369,437
OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Bank of America Corp.	1,078,118	19,276,750
Citigroup, Inc.	567,893	33,199,025
		52,475,775
PACKAGED FOODS & MEATS—0.1%
Mead Johnson Nutrition Co., Cl. A	55,615	4,915,810
PHARMACEUTICALS—7.4%
AbbVie, Inc.	84,206	5,895,262
Allergan PLC.*	539,910	178,791,196
Bristol-Myers Squibb Co.	854,640	56,098,570
Mallinckrodt PLC.*	60,535	7,503,918
Mylan NV*	58,510	3,275,975
Shire PLC.	397,232	35,304,486
		286,869,407
RAILROADS—0.7%
Union Pacific Corp.	285,446	27,856,675
REGIONAL BANKS—0.3%
Citizens Financial Group, Inc.	373,900	9,747,573
RENEWABLE ELECTRICITY—0.3%
TerraForm Global, Inc., Cl. A*	720,000	10,080,000
TerraForm Power, Inc., Cl. A	96,358	2,906,157
		12,986,157
RESEARCH & CONSULTING SERVICES—0.2%
CoStar Group, Inc.*	46,627	9,385,549
RESTAURANTS—1.8%
McDonald's Corp.	156,393	15,617,405
Starbucks Corp.	458,773	26,576,720

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
RESTAURANTS—(CONT.)
Yum! Brands, Inc.	330,736	$29,025,391
		71,219,516
SECURITY & ALARM SERVICES—0.3%
Tyco International PLC.	300,273	11,407,371
SEMICONDUCTOR EQUIPMENT—0.7%
SunEdison, Inc.*	1,172,793	27,302,621
SEMICONDUCTORS—2.8%
Avago Technologies Ltd.	301,843	37,772,633
Broadcom Corp., Cl. A	645,087	32,647,853
NXP Semiconductors NV*	414,997	40,250,559
		110,671,045
SOFT DRINKS—1.0%
PepsiCo, Inc.	412,347	39,729,633
SPECIALIZED FINANCE—0.5%
McGraw Hill Financial, Inc.	192,166	19,552,891
SPECIALTY CHEMICALS—1.3%
PPG Industries, Inc.	453,869	49,190,322
SPECIALTY STORES—0.5%
Signet Jewelers Ltd.	146,893	17,806,369
SYSTEMS SOFTWARE—2.7%
Microsoft Corp.	1,354,419	63,251,368
Oracle Corp.	473,495	18,911,390
ServiceNow, Inc.*	262,234	21,109,837
		103,272,595
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.2%
Apple, Inc.	1,780,721	216,001,457
Western Digital Corp.	312,582	26,900,807
		242,902,264
TOBACCO—0.4%
Altria Group, Inc.	306,594	16,672,582
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	889,566	31,846,463
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., Cl. A*	342,057	41,293,121
TOTAL COMMON STOCKS
(Cost $3,238,226,718)		3,755,404,373
PREFERRED STOCKS—0.4%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	1,074,935	515,969
Choicestream, Inc., Cl. B*,@,(a)	2,500,538	1,200,258
		1,716,227
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	974,841	6,931,119
Palantir Technologies, Inc., Cl. D*,@	127,007	903,020
		7,834,139

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2015

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	111,655	$4,207,161
TOTAL PREFERRED STOCKS
(Cost $13,252,335)		13,757,527
MASTER LIMITED PARTNERSHIP—2.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—2.2%
The Blackstone Group LP.	2,030,707	79,705,249
The Carlyle Group LP.	288,657	7,681,163
		87,386,412
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $77,510,946)		87,386,412
REAL ESTATE INVESTMENT TRUST—0.5%	SHARES	VALUE
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	711,040	20,741,037
(Cost $20,974,602)		20,741,037
Total Investments
(Cost $3,349,964,601)(b)	99.4%	3,877,289,349
Other Assets in Excess of Liabilities	0.6%	23,598,025
NET ASSETS	100.0%	$ 3,900,887,374

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,385,001,410, amounted to $492,287,939 which consisted of aggregate gross unrealized appreciation of
$563,421,180 and aggregate gross unrealized depreciation of $71,133,241.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$36,151	$59,836	0.00%
Choicestream, Inc., Cl. A	12/17/2013	859,605	515,969	0.02%
Choicestream, Inc., Cl. B	7/10/2014	1,500,323	1,200,258	0.03%
Intarcia Therapeutics, Inc.	3/27/2014	3,616,505	4,207,161	0.11%
Palantir Technologies, Inc., Cl. A	10/07/2014	1,555,368	1,699,503	0.05%
Palantir Technologies, Inc., Cl. B	10/07/2014	6,437,297	6,931,119	0.18%
Palantir Technologies, Inc., Cl. D	10/14/2014	838,605	903,020	0.02%
Total			$15,516,866	0.41%

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—84.6%	SHARES	VALUE
AEROSPACE & DEFENSE—3.2%
Honeywell International, Inc.	16,950	$1,780,597
AIRLINES—1.2%
United Continental Holdings, Inc.*	12,220	689,086
APPAREL RETAIL—1.3%
VF Corp.	9,600	740,064
APPLICATION SOFTWARE—1.9%
salesforce.com, inc.*	14,600	1,070,180
AUTO PARTS & EQUIPMENT—1.8%
Delphi Automotive PLC.	12,670	989,274
BIOTECHNOLOGY—7.8%
Amgen, Inc.	3,800	671,042
Biogen, Inc.*	2,490	793,762
Celgene Corp.*	6,090	799,313
Gilead Sciences, Inc.	11,210	1,321,211
Intercept Pharmaceuticals, Inc.*	1,530	403,629
Vertex Pharmaceuticals, Inc.*	3,030	409,050
		4,398,007
BREWERS—1.1%
Anheuser-Busch InBev NV#	5,130	613,291
CABLE & SATELLITE—2.5%
Comcast Corporation, Cl. A	22,400	1,397,984
COMMUNICATIONS EQUIPMENT—0.7%
Arista Networks, Inc.*	4,740	400,388
DATA PROCESSING & OUTSOURCED SERVICES—5.0%
Alliance Data Systems Corp.*	1,910	525,326
Visa, Inc., Cl. A	30,690	2,312,185
		2,837,511
DRUG RETAIL—1.0%
CVS Caremark Corp.	5,100	573,597
HEALTH CARE EQUIPMENT—1.8%
Becton Dickinson and Co.	3,990	607,078
DexCom, Inc.*	5,130	434,255
		1,041,333
HEALTH CARE FACILITIES—1.4%
HCA Holdings, Inc.*	8,280	770,123
HOTELS RESORTS & CRUISE LINES—2.8%
Ctrip.com International Ltd.#*	8,200	586,956
Diamond Resorts International, Inc.*	22,110	692,927
Hilton Worldwide Holdings, Inc.*	11,450	307,433
		1,587,316
INDUSTRIAL CONGLOMERATES—1.1%
Danaher Corp.	6,660	609,790
INDUSTRIAL MACHINERY—0.7%
NN, Inc.	17,250	393,817
INTERNET RETAIL—3.9%
Amazon.com, Inc.*	3,290	1,763,934
TripAdvisor, Inc.*	5,440	431,827
		2,195,761

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—10.6%
Demandware, Inc.*	11,240	$849,294
Facebook, Inc., Cl. A*	24,590	2,311,706
Google, Inc., Cl. C*	3,741	2,340,407
Yahoo! Inc.*	12,410	455,075
		5,956,482
LIFE SCIENCES TOOLS & SERVICES—2.3%
Thermo Fisher Scientific, Inc.	9,320	1,300,420
MANAGED HEALTH CARE—1.3%
UnitedHealth Group, Inc.	5,980	725,972
MULTI-LINE INSURANCE—1.6%
Hartford Financial Services Group, Inc.	18,740	891,087
OIL & GAS EQUIPMENT & SERVICES—0.9%
Baker Hughes, Inc.	9,000	523,350
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Anadarko Petroleum Corp.	10,650	791,827
OTHER DIVERSIFIED FINANCIAL SERVICES—2.8%
Bank of America Corp.	43,320	774,562
Citigroup, Inc.	13,770	804,994
		1,579,556
PHARMACEUTICALS—8.3%
Allergan PLC.*	8,350	2,765,102
Bristol-Myers Squibb Co.	16,740	1,098,814
Shire PLC.#	3,100	827,111
		4,691,027
RESTAURANTS—1.0%
Yum! Brands, Inc.	6,710	588,870
SECURITY & ALARM SERVICES—0.6%
Tyco International PLC.	8,370	317,976
SEMICONDUCTOR EQUIPMENT—0.5%
SunEdison, Inc.*	11,030	256,778
SEMICONDUCTORS—3.3%
Avago Technologies Ltd.	6,390	799,645
Broadcom Corp., Cl. A	8,930	451,947
NXP Semiconductors NV*	5,960	578,060
		1,829,652
SPECIALTY CHEMICALS—2.9%
PPG Industries, Inc.	14,810	1,605,108
SYSTEMS SOFTWARE—1.6%
Microsoft Corp.	19,460	908,782
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.5%
Apple, Inc.	25,721	3,119,957
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	12,570	450,006
TOTAL COMMON STOCKS
(Cost $44,447,366)		47,624,969

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments July 31, 2015 (Continued)

PREFERRED STOCKS—0.6%	SHARES	VALUE
BIOTECHNOLOGY—0.6%
Prosetta Biosciences, Inc.*,@,(a)	76,825	$345,713
(Cost $345,713)		345,713
MASTER LIMITED PARTNERSHIP—3.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—3.2%
The Blackstone Group LP.	45,610	1,790,192
(Cost $1,672,987)		1,790,192
REAL ESTATE INVESTMENT TRUST—4.8%	SHARES	VALUE
MORTGAGE—3.3%
Blackstone Mortgage Trust, Inc., Cl. A	62,550	1,824,583
SPECIALIZED—1.5%
Crown Castle International Corp.	10,290	842,854
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,654,920)		2,667,437
Total Investments
(Cost $49,120,986)(b)	93.2%	52,428,311
Other Assets in Excess of Liabilities	6.8%	3,843,101
NET ASSETS	100.0%	$56,271,412

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$49,183,903, amounted to $3,244,408 which consisted of aggregate gross unrealized appreciation of $4,171,829 and aggregate gross unrealized depreciation of $927,421.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security		Acquisition Date(s)	Cost	Market Value	% of net assets
Prosetta Biosciences, Inc.		2/06/2015	$345,713	$345,713	0.61%
	Total			$345,713	0.61%

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—96.2%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	8,930	$4,287
AEROSPACE & DEFENSE—1.8%
Digital Globe, Inc.*	19,200	406,656
Hexcel Corp.	24,600	1,276,494
TransDigm Group, Inc.*	4,800	1,086,240
		2,769,390
AIRLINES—2.0%
Spirit Airlines, Inc.*	19,900	1,190,418
United Continental Holdings, Inc.*	32,500	1,832,675
		3,023,093
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	15,200	767,600
APPAREL ACCESSORIES & LUXURY GOODS—2.4%
Hanesbrands, Inc.	48,900	1,517,367
PVH Corp.	9,400	1,090,776
Under Armour, Inc., Cl. A*	10,100	1,003,233
		3,611,376
APPAREL RETAIL—0.4%
L Brands, Inc.	8,400	678,048
APPLICATION SOFTWARE—2.4%
ACI Worldwide, Inc.*	47,900	1,133,793
Aspen Technology, Inc.*	13,500	599,130
Palantir Technologies, Inc., Cl. A*,@	12,426	88,349
PTC, Inc.*	30,300	1,101,405
Synchronoss Technologies, Inc.*	14,663	700,891
		3,623,568
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
WisdomTree Investments, Inc.	88,300	2,198,670
AUTO PARTS & EQUIPMENT—2.4%
BorgWarner, Inc.	20,900	1,038,939
Delphi Automotive PLC.	15,250	1,190,720
WABCO Holdings, Inc.*	11,100	1,370,517
		3,600,176
AUTOMOBILE MANUFACTURERS—0.8%
Tesla Motors, Inc.*	4,600	1,224,290
AUTOMOTIVE RETAIL—1.6%
Advance Auto Parts, Inc.	6,900	1,202,049
Carmax, Inc.*	19,900	1,283,749
		2,485,798
BIOTECHNOLOGY—6.0%
BioMarin Pharmaceutical, Inc.*	6,200	906,874
Bluebird Bio, Inc.*	5,600	928,648
Celldex Therapeutics, Inc.*	26,500	624,075
Incyte Corp.*	9,300	969,804
Intercept Pharmaceuticals, Inc.*	5,700	1,503,717
Juno Therapeutics, Inc.*	2,600	127,192
Portola Pharmaceuticals, Inc.*	26,700	1,320,048
Ultragenyx Pharmaceutical, Inc.*	6,400	773,952

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
United Therapeutics Corp.*	6,000	$1,016,160
Vertex Pharmaceuticals, Inc.*	7,800	1,053,000
		9,223,470
BUILDING PRODUCTS—3.3%
Allegion PLC.	26,900	1,700,618
AO Smith Corp.	15,800	1,134,756
Fortune Brands Home & Security, Inc.	18,300	873,825
Lennox International, Inc.	11,200	1,322,384
		5,031,583
COMMUNICATIONS EQUIPMENT—2.8%
Arista Networks, Inc.*	13,300	1,123,451
ARRIS Group, Inc.*	55,500	1,716,060
F5 Networks, Inc.*	10,400	1,395,056
		4,234,567
CONSTRUCTION MATERIALS—0.8%
Vulcan Materials Co.	12,800	1,165,056
DATA PROCESSING & OUTSOURCED SERVICES—4.5%
Alliance Data Systems Corp.*	9,300	2,557,872
Fiserv, Inc.*	23,200	2,015,152
Vantiv, Inc., CL. A*	29,400	1,293,600
WEX, Inc.*	10,300	1,051,012
		6,917,636
DRUG RETAIL—1.1%
Rite Aid Corp.*	196,700	1,752,597
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Acuity Brands, Inc.	11,800	2,374,042
Hubbell, Inc., Cl. B	8,200	856,162
		3,230,204
ELECTRONIC COMPONENTS—0.4%
Belden, Inc.	9,700	574,531
FOOD RETAIL—1.4%
The Kroger Co.	41,600	1,632,384
Whole Foods Market, Inc.	13,700	498,680
		2,131,064
GENERAL MERCHANDISE STORES—2.7%
Burlington Stores, Inc.*	18,200	1,001,728
Dollar General Corp.	26,300	2,113,731
Dollar Tree, Inc.*	12,400	967,572
		4,083,031
HEALTH CARE EQUIPMENT—3.1%
DexCom, Inc.*	22,600	1,913,090
Edwards Lifesciences Corp.*	5,600	852,096
Hologic, Inc.*	38,100	1,587,246
IDEXX Laboratories, Inc.*	5,800	421,834
		4,774,266
HEALTH CARE FACILITIES—2.5%
Acadia Healthcare Co., Inc.*	17,300	1,380,194
Tenet Healthcare Corporation*	22,600	1,272,380

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—(CONT.)
Universal Health Services, Inc., Cl. B	7,600	$1,103,748
		3,756,322
HEALTH CARE SERVICES—1.8%
Adeptus Health, Inc., Cl. A*	11,800	1,296,702
Diplomat Pharmacy, Inc.*	14,600	674,228
Team Health Holdings, Inc.*	11,900	802,179
		2,773,109
HOME FURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	12,000	1,015,920
HOMEBUILDING—0.6%
Toll Brothers, Inc.*	25,600	996,352
HOTELS RESORTS & CRUISE LINES—7.4%
Diamond Resorts International, Inc.*	97,400	3,052,516
Hilton Worldwide Holdings, Inc.*	62,200	1,670,070
La Quinta Holdings, Inc.*	105,100	2,230,222
Norwegian Cruise Line Holdings Ltd.*	47,800	2,983,676
Royal Caribbean Cruises Ltd.	14,900	1,338,765
		11,275,249
HOUSEWARES & SPECIALTIES—1.3%
Jarden Corp.*	36,150	1,988,250
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Robert Half International, Inc.	13,400	737,402
INDUSTRIAL GASES—0.2%
Air Products & Chemicals, Inc.	2,300	327,773
INDUSTRIAL MACHINERY—2.1%
Graco, Inc.	18,600	1,329,714
Ingersoll-Rand PLC.	11,800	724,520
NN, Inc.	30,100	687,183
Pall Corp.	3,900	493,155
		3,234,572
INTERNET RETAIL—0.8%
Qunar Cayman Islands Ltd.#*	3,400	141,984
TripAdvisor, Inc.*	13,000	1,031,940
		1,173,924
INTERNET SOFTWARE & SERVICES—5.4%
Cornerstone OnDemand, Inc.*	32,000	1,153,920
Criteo SA#*	15,100	803,773
DealerTrack Holdings, Inc.*	24,500	1,520,715
Demandware, Inc.*	12,900	974,724
GrubHub, Inc.*	28,300	897,393
Hortonworks, Inc.*	16,300	395,438
LendingClub Corp.*	56,400	818,364
LinkedIn Corp., Cl. A*	5,200	1,056,952
Shutterstock, Inc.*	13,310	711,153
		8,332,432
INVESTMENT BANKING & BROKERAGE—1.7%
E*TRADE Financial Corp.*	23,800	676,396

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—(CONT.)
TD Ameritrade Holding Corp.	54,200	$1,990,766
		2,667,162
MOVIES & ENTERTAINMENT—0.4%
Live Nation Entertainment, Inc.*	26,100	684,342
OIL & GAS DRILLING—0.3%
Patterson-UTI Energy, Inc.	31,300	515,981
OIL & GAS EQUIPMENT & SERVICES—0.3%
Weatherford International PLC.*	46,000	491,280
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Diamondback Energy, Inc.*	3,400	228,820
Range Resources Corp.	16,200	637,308
		866,128
PHARMACEUTICALS—1.7%
Jazz Pharmaceuticals PLC.*	4,100	788,184
Lannett Co., Inc.*	11,300	673,480
Mallinckrodt PLC.*	5,400	669,384
Pacira Pharmaceuticals, Inc.*	7,000	464,940
		2,595,988
RAILROADS—0.3%
Genesee & Wyoming, Inc., Cl. A*	7,100	505,662
REAL ESTATE SERVICES—0.9%
Jones Lang LaSalle, Inc.	7,500	1,335,300
REGIONAL BANKS—1.4%
Citizens Financial Group, Inc.	34,900	909,843
Signature Bank*	8,800	1,281,192
		2,191,035
RENEWABLE ELECTRICITY—0.8%
TerraForm Global, Inc., Cl. A*,@	33,544	422,652
TerraForm Power, Inc., Cl. A	27,400	826,384
		1,249,036
RESEARCH & CONSULTING SERVICES—2.3%
CoStar Group, Inc.*	6,900	1,388,901
Verisk Analytics, Inc., Cl. A*	27,800	2,171,458
		3,560,359
SECURITY & ALARM SERVICES—0.4%
Tyco International PLC.	14,200	539,458
SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp.	11,300	868,631
SunEdison, Inc.*	40,300	938,184
		1,806,815
SEMICONDUCTORS—4.6%
Avago Technologies Ltd.	23,000	2,878,220
Microsemi Corp.*	42,800	1,409,832
NXP Semiconductors NV*	18,800	1,823,412
Qorvo, Inc.*	9,900	573,705
Skyworks Solutions, Inc.	4,100	392,247
		7,077,416

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALIZED FINANCE—2.1%
McGraw Hill Financial, Inc.	18,100	$1,841,675
Moody's Corp.	12,400	1,369,332
		3,211,007
SPECIALTY CHEMICALS—1.6%
Axalta Coating Systems Ltd.*	25,700	817,517
PPG Industries, Inc.	2,700	292,626
The Sherwin-Williams Co.	4,800	1,333,248
		2,443,391
SPECIALTY STORES—2.9%
Signet Jewelers Ltd.	9,100	1,103,102
The Michaels Cos, Inc.*	43,400	1,099,756
Tractor Supply Co.	10,300	952,956
Ulta Salon, Cosmetics & Fragrance, Inc.*	8,100	1,344,843
		4,500,657
SYSTEMS SOFTWARE—1.8%
ServiceNow, Inc.*	26,100	2,101,050
Tableau Software, Inc., Cl. A*	5,900	617,966
		2,719,016
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Western Digital Corp.	14,000	1,204,840
TRADING COMPANIES & DISTRIBUTORS—1.1%
HD Supply Holdings, Inc.*	45,700	1,636,060
WIRELESS TELECOMMUNICATION SERVICES—1.8%
SBA Communications Corp., Cl. A*	22,400	2,704,128
TOTAL COMMON STOCKS
(Cost $129,069,008)		147,220,667
PREFERRED STOCKS—1.7%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	77,008	36,964
Choicestream, Inc., Cl. B*,@,(a)	144,793	69,501
		106,465
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	50,675	360,299
Palantir Technologies, Inc., Cl. D*,@	6,602	46,940
		407,239
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	166,009	747,041
PHARMACEUTICALS—0.9%
Intarcia Therapeutics, Inc.*,@	7,588	285,916
Tolero Pharmaceuticals, Inc.*,@,(a)	354,870	1,070,323
		1,356,239
TOTAL PREFERRED STOCKS
(Cost $2,589,818)		2,616,984
REAL ESTATE INVESTMENT TRUST—1.4%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	16,600	601,916

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2015 (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—1.0%
Crown Castle International Corp.	19,000	$1,556,290
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,395,703)		2,158,206
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	240,362	240,362
(Cost $240,362)		240,362
Total Investments
(Cost $134,294,891)(b)	99.5%	152,236,219
Other Assets in Excess of Liabilities	0.5%	828,492
NET ASSETS	100.0%	$153,064,711

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $135,202,800, amounted to $17,033,419 which consisted of aggregate gross unrealized appreciation of
$23,030,078 and aggregate gross unrealized depreciation of $5,996,659.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$2,590	$4,287	0.00%
Choicestream, Inc., Cl. A	12/17/2013	61,582	36,964	0.02%
Choicestream, Inc., Cl. B	7/10/2014	86,876	69,501	0.05%
Intarcia Therapeutics, Inc.	3/27/2014	245,775	285,916	0.18%
JS Kred SPV I, LLC.	6/26/2015	240,362	240,362	0.16%
Palantir Technologies, Inc., Cl. A	10/07/2014	80,856	88,349	0.06%
Palantir Technologies, Inc., Cl. B	10/07/2014	334,629	360,299	0.24%
Palantir Technologies, Inc., Cl. D	10/14/2014	43,592	46,940	0.03%
Prosetta Biosciences, Inc.	2/06/2015	747,041	747,041	0.49%
TerraForm Global, Inc., Cl. A	6/08/2015	478,000	422,652	0.28%
Tolero Pharmaceuticals, Inc.	8/01/2014	705,514	705,514	0.46%
Tolero Pharmaceuticals, Inc.	10/31/2014	364,809	364,809	0.24%
Total			$3,372,634	2.21%

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—96.3%	SHARES	VALUE
AEROSPACE & DEFENSE—0.9%
Esterline Technologies Corp.*	27,425	$2,431,501
Hexcel Corp.	38,600	2,002,954
		4,434,455
AIR FREIGHT & LOGISTICS—0.6%
Forward Air Corp.	55,000	2,670,250
AIRLINES—0.6%
Spirit Airlines, Inc.*	50,900	3,044,838
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
G-III Apparel Group Ltd.*	82,200	5,937,306
APPLICATION SOFTWARE—13.2%
ACI Worldwide, Inc.*	340,200	8,052,534
American Software, Inc., Cl. A	656,952	6,057,097
Blackbaud, Inc.	120,550	7,372,838
Fair Isaac Corp.	51,300	4,652,397
Guidewire Software, Inc.*	79,850	4,715,142
HubSpot, Inc.*	109,500	5,907,525
Manhattan Associates, Inc.*	105,250	6,822,305
NetScout Systems, Inc.*	119,850	4,779,618
PROS Holdings, Inc.*	315,723	6,904,862
SolarWinds, Inc.*	90,350	3,604,062
Tyler Technologies, Inc.*	27,500	3,837,350
		62,705,730
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
WisdomTree Investments, Inc.	136,502	3,398,900
AUTO PARTS & EQUIPMENT—1.4%
American Axle & Manufacturing Holdings, Inc.*	69,950	1,397,601
Gentherm, Inc.*	47,850	2,408,290
Tenneco, Inc.*	59,900	2,983,619
		6,789,510
AUTOMOTIVE RETAIL—0.7%
Lithia Motors, Inc., Cl. A	28,800	3,447,072
BIOTECHNOLOGY—10.6%
ACADIA Pharmaceuticals, Inc.*	19,350	944,473
Amicus Therapeutics, Inc.*	142,650	2,452,153
Anacor Pharmaceuticals, Inc.*	19,450	2,901,746
Celldex Therapeutics, Inc.*	117,300	2,762,415
Cepheid, Inc.*	112,350	6,245,537
Clovis Oncology, Inc.*	40,200	3,394,086
Dyax Corp.*	93,700	2,305,957
Forward Pharma A/S#*	25,050	813,123
Halozyme Therapeutics, Inc.*	116,300	2,714,442
Heron Therapeutics, Inc.*	83,850	2,711,709
Incyte Corp.*	61,350	6,397,578
Juno Therapeutics, Inc.*	38,350	1,876,082
NantKwest, Inc.*	23,900	731,340
Neurocrine Biosciences, Inc.*	70,050	3,510,906
Portola Pharmaceuticals, Inc.*	73,000	3,609,120
TESARO, Inc.*	53,800	3,120,400

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
Ultragenyx Pharmaceutical, Inc.*	28,800	$3,482,784
		49,973,851
BUILDING PRODUCTS—1.5%
Masonite International Corp.*	57,350	3,961,164
NCI Building Systems, Inc.*	230,900	2,990,155
		6,951,319
CASINOS & GAMING—0.7%
Penn National Gaming Inc.*	162,900	3,108,132
COMMODITY CHEMICALS—0.7%
Calgon Carbon Corp.	196,850	3,482,277
COMMUNICATIONS EQUIPMENT—0.5%
ARRIS Group, Inc.*	76,099	2,352,981
CONSUMER FINANCE—0.8%
PRA Group, Inc.*	56,100	3,565,155
DATA PROCESSING & OUTSOURCED SERVICES—2.3%
Euronet Worldwide, Inc.*	43,500	2,979,750
MAXIMUS, Inc.	61,650	4,205,147
WEX, Inc.*	35,835	3,656,603
		10,841,500
EDUCATION SERVICES—0.7%
Grand Canyon Education, Inc.*	79,000	3,430,970
ELECTRONIC COMPONENTS—1.5%
Belden, Inc.	26,050	1,542,941
DTS, Inc.*	203,350	5,793,442
		7,336,383
ELECTRONIC EQUIPMENT MANUFACTURERS—3.7%
Cognex Corp.	168,500	7,627,995
FEI Co.	41,500	3,567,755
FLIR Systems, Inc.	207,800	6,398,162
		17,593,912
FOOD DISTRIBUTORS—0.4%
United Natural Foods, Inc.*	37,114	1,689,800
FOOD RETAIL—1.0%
Smart & Final Stores, Inc.*	284,300	4,946,820
GENERAL MERCHANDISE STORES—1.5%
Burlington Stores, Inc.*	111,000	6,109,440
Tuesday Morning Corp.*	119,100	1,117,158
		7,226,598
HEALTH CARE EQUIPMENT—6.5%
Abaxis, Inc.	125,350	6,275,021
ABIOMED, Inc.*	52,950	4,101,507
Cantel Medical Corp.	150,250	8,245,720
Cyberonics, Inc.*	99,350	6,100,090
GenMark Diagnostics, Inc.*	581,500	4,942,750
Glaukos Corp.*	34,700	1,103,113
		30,768,201
HEALTH CARE FACILITIES—1.7%
Healthsouth Corp.	79,150	3,617,155

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—(CONT.)
VCA Antech, Inc.*	70,650	$4,347,095
		7,964,250
HEALTH CARE SERVICES—3.4%
Adeptus Health, Inc., Cl. A*	36,400	3,999,996
Diplomat Pharmacy, Inc.*	71,450	3,299,561
Team Health Holdings, Inc.*	73,950	4,984,970
Teladoc, Inc.*	122,125	3,855,486
		16,140,013
HEALTH CARE SUPPLIES—2.9%
Neogen Corp.*	144,500	8,408,455
Quidel Corp.*	263,600	5,459,156
		13,867,611
HEALTH CARE TECHNOLOGY—1.9%
Medidata Solutions, Inc.*	166,900	8,979,220
HOMEFURNISHING RETAIL—0.6%
Restoration Hardware Holdings, Inc.*	28,400	2,881,464
HOTELS RESORTS & CRUISE LINES—1.5%
Diamond Resorts International, Inc.*	128,750	4,035,025
La Quinta Holdings, Inc.*	153,400	3,255,148
		7,290,173
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
On Assignment, Inc.*	60,400	2,314,528
INDUSTRIAL MACHINERY—3.6%
NN, Inc.	167,648	3,827,404
Proto Labs, Inc.*	103,650	7,812,100
Sun Hydraulics Corp.	155,850	5,520,207
		17,159,711
INTERNET SOFTWARE & SERVICES—7.2%
Criteo SA#*	65,512	3,487,204
Cvent, Inc.*	139,900	3,766,108
Demandware, Inc.*	104,415	7,889,597
Shutterstock, Inc.*	99,800	5,332,314
SPS Commerce, Inc.*	121,300	8,751,795
Stamps.com, Inc.*	69,200	4,747,120
		33,974,138
INVESTMENT BANKING & BROKERAGE—0.6%
Evercore Partners, Inc., Cl. A	48,400	2,845,920
LIFE SCIENCES TOOLS & SERVICES—2.8%
Bio-Techne Corp.	79,000	8,641,020
PRA Health Sciences, Inc.*	111,550	4,683,985
		13,325,005
MANAGED HEALTH CARE—0.8%
Molina Healthcare, Inc.*	47,450	3,579,154
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Oasis Petroleum, Inc.*	134,250	1,292,828
Parsley Energy, Inc., Cl. A*	129,400	1,871,124
QEP Resources, Inc.	139,550	1,936,954
		5,100,906

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PAPER PACKAGING—0.6%
Graphic Packaging Holding Co.	178,000	$2,687,800
PHARMACEUTICALS—1.8%
Impax Laboratories, Inc.*	53,100	2,573,226
Intersect ENT, Inc.*	43,450	1,289,161
Lannett Co., Inc.*	39,950	2,381,020
Tetraphase Pharmaceuticals, Inc.*	49,550	2,356,103
		8,599,510
REGIONAL BANKS—2.1%
Bank of the Ozarks, Inc.	93,100	4,107,572
Boston Private Financial Holdings Inc.	276,850	3,482,773
Investors Bancorp, Inc.	196,150	2,389,107
		9,979,452
RENEWABLE ELECTRICITY—0.5%
TerraForm Power, Inc., Cl. A	84,750	2,556,060
RESTAURANTS—2.3%
Fiesta Restaurant Group, Inc.*	57,668	3,352,241
Jack in the Box, Inc.	22,600	2,147,000
Papa John's International, Inc.	68,300	5,160,748
		10,659,989
SEMICONDUCTORS—2.2%
Cavium Networks, Inc.*	49,350	3,345,930
Microsemi Corp.*	120,100	3,956,094
Monolithic Power Systems, Inc.	61,000	3,154,310
		10,456,334
SPECIALTY CHEMICALS—1.7%
Balchem Corp.	141,350	8,010,304
SPECIALTY STORES—1.1%
Five Below, Inc.*	112,390	4,143,819
Party City Holdco, Inc.*	45,500	938,210
		5,082,029
SYSTEMS SOFTWARE—2.3%
Proofpoint, Inc.*	79,546	5,146,626
TubeMogul, Inc.*	400,300	5,656,239
		10,802,865
TRADING COMPANIES & DISTRIBUTORS—0.8%
Watsco, Inc.	29,350	3,763,844
TRUCKING—0.5%
Swift Transportation Co.*	94,700	2,255,754
TOTAL COMMON STOCKS
(Cost $404,044,002)		455,971,994
PREFERRED STOCKS—0.7%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc.*,@,(a)	133,263	599,684
PHARMACEUTICALS—0.6%
Intarcia Therapeutics, Inc.*,@	41,238	1,553,847

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2015 (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Tolero Pharmaceuticals, Inc.*,@,(a)	448,284	$1,352,069
		2,905,916
TOTAL PREFERRED STOCKS
(Cost $3,287,452)		3,505,600
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Neuralstem, Inc., 1/8/2019*	250,375	–
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—2.3%	SHARES	VALUE
HOTELS & RESORTS—0.8%
Pebblebrook Hotel Trust	89,247	3,632,353
OFFICE—0.6%
Dupont Fabros Technology, Inc.	90,600	2,731,590
SPECIALIZED—0.9%
Sovran Self Storage, Inc.	45,000	4,284,450
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $9,045,252)		10,648,393
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	775,134	775,134
(Cost $775,134)		775,134
Total Investments
(Cost $417,151,840)(b)	99.5%	470,901,121
Other Assets in Excess of Liabilities	0.5%	2,427,590
NET ASSETS	100.0%	$473,328,711

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $421,266,738, amounted to $49,634,383 which consisted of aggregate gross unrealized appreciation of
$70,362,155 and aggregate gross unrealized depreciation of $20,727,772.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Intarcia Therapeutics, Inc.	3/27/2014	$1,335,699	$1,553,847	0.32%
JS Kred SPV I, LLC.	6/26/2015	775,134	775,134	0.16%
Prosetta Biosciences, Inc.	2/06/2015	599,684	599,684	0.13%
Tolero Pharmaceuticals, Inc.	10/31/2014	1,352,069	1,352,069	0.29%
Total			$4,280,734	0.90%

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:
The Alger Institutional Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Trust qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financia Services
– Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation

Each Fund offers one or more of the following share classes: Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services, and each of Classes A, C and R bears the cost of its plan of distribution.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

company’s financial statements, from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of July 31, 2015 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 729,438,606	$ 729,378,770	—	$59,836
Consumer Staples	253,465,031	249,459,473	4,005,558	—
Energy	103,448,777	103,448,777	—	—
Financials	169,284,252	169,284,252	—	—
Health Care	884,083,638	848,779,152	35,304,486	—
Industrials	320,729,809	320,729,809	—	—
Information Technology	1,137,631,620	1,135,932,117	—	1,699,503
Materials	82,272,357	82,272,357	—	—
Telecommunication Services	61,811,726	61,811,726	—	—
Utilities	13,238,557	13,238,557	—	—
TOTAL COMMON STOCKS	$ 3,755,404,373	$ 3,714,334,990	$39,310,044	$1,759,339

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	87,386,412	87,386,412	—	—
PREFERRED STOCKS
Consumer Discretionary	1,716,227	—	—	1,716,227
Health Care	4,207,161	—	—	4,207,161
Information Technology	7,834,139	—	—	7,834,139
TOTAL PREFERRED STOCKS	$13,757,527	—	—	$13,757,527
REAL ESTATE INVESTMENT TRUST
Financials	20,741,037	20,741,037	—	—
TOTAL INVESTMENTS IN
SECURITIES	$ 3,877,289,349	$ 3,822,462,439	$39,310,044	$15,516,866

Alger Capital Appreciation Focus
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,499,269	$7,499,269	—	—
Consumer Staples	1,186,888	1,186,888	—	—
Energy	1,315,177	1,315,177	—	—
Financials	2,470,643	2,470,643	—	—
Health Care	12,926,882	12,926,882	—	—
Industrials	4,241,272	4,241,272	—	—
Information Technology	16,379,730	16,379,730	—	—
Materials	1,605,108	1,605,108	—	—
TOTAL COMMON STOCKS	$47,624,969	$47,624,969	—	—
MASTER LIMITED PARTNERSHIP
Financials	1,790,192	1,790,192	—	—
PREFERRED STOCKS
Health Care	345,713	—	—	345,713
REAL ESTATE INVESTMENT TRUST
Financials	2,667,437	2,667,437	—	—
TOTAL INVESTMENTS IN
SECURITIES	$52,428,311	$52,082,598	—	$345,713

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 37,321,700	$ 37,317,413	—	$4,287
Consumer Staples	3,883,661	3,883,661	—	—
Energy	2,296,041	1,873,389	—	422,652
Financials	11,603,174	11,603,174	—	—
Health Care	23,123,155	23,123,155	—	—
Industrials	24,267,783	24,267,783	—	—
Information Technology	36,490,821	36,402,472	—	88,349
Materials	3,936,220	3,936,220	—	—
Telecommunication Services	3,471,728	3,471,728	—	—
Utilities	826,384	826,384	—	—
TOTAL COMMON STOCKS	$147,220,667	$146,705,379	—	$515,288

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
PREFERRED STOCKS
Consumer Discretionary	106,465	—		—	106,465
Health Care	2,103,280	—		—	2,103,280
Information Technology	407,239	—		—	407,239
TOTAL PREFERRED STOCKS	$2,616,984	—		—	$2,616,984
REAL ESTATE INVESTMENT TRUST
Financials	2,158,206	2,158,206		—	—
SPECIAL PURPOSE VEHICLE
Financials	240,362	—		—	240,362
TOTAL INVESTMENTS IN
SECURITIES	$152,236,219	$148,863,585		—	$3,372,634

Alger Small Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 55,853,243	$ 55,853,243		—	—
Consumer Staples	6,636,620	6,636,620		—	—
Energy	5,100,906	5,100,906		—	—
Financials	19,789,427	19,789,427		—	—
Health Care	153,196,815	153,196,815		—	—
Industrials	42,594,699	42,594,699		—	—
Information Technology	156,063,843	156,063,843		—	—
Materials	14,180,381	14,180,381		—	—
Utilities	2,556,060	2,556,060		—	—
TOTAL COMMON STOCKS	$455,971,994	$455,971,994		—	—
PREFERRED STOCKS
Health Care	3,505,600	—		—	3,505,600
REAL ESTATE INVESTMENT TRUST
Financials	10,648,393	10,648,393		—	—
RIGHTS
Health Care	—	—		—	—
SPECIAL PURPOSE VEHICLE
Financials	775,134	—		—	775,134
TOTAL INVESTMENTS IN
SECURITIES	$470,901,121	$466,620,387		—	$4,280,734

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2014	$1,517,186
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	242,153
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	1,759,339
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 7/31/2015	$242,153

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2014	$13,596,053
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	161,474
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	13,757,527
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 7/31/2015	$161,474

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2014	$80,267
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(42,979)
Purchases, issuances, sales, and settlements	–
Purchases	478,000
Sales	–
Closing balance at July 31, 2015	515,288
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 7/31/2015	$(42,979)

Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2014	$803,951
Transfers into Level 3	1,070,323
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(4,331)
Purchases, issuances, sales, and settlements	–
Purchases	747,041
Sales	–
Closing balance at July 31, 2015	2,616,984
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 7/31/2015	$(4,331)

Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	–
Purchases	240,362
Sales	–
Closing balance at July 31, 2015	240,362
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 7/31/2015	$–

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2014	$1,773,234
Transfers into Level 3	1,352,069
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(219,387)
Purchases, issuances, sales, and settlements	–
Purchases	599,684
Sales	–
Closing balance at July 31, 2015	3,505,600
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 7/31/2015	$(219,387)

Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	–
Purchases	775,134
Sales	–
Closing balance at July 31, 2015	775,134
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation)
relating to investments still held at 7/31/2015	$–

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value	Valuation	Unobservable
	July 31, 2015	Methodology	Input	Range
Alger Capital Appreciation Institutional Fund
Common Stocks	$ 1,759,339	Income	Discount Rate	10-40%
Approach
Preferred Stocks	$ 13,757,527	Income	Discount Rate	10-40%
Approach
Alger Mid Cap Growth Institutional Fund
Common Stocks	$ 92,636	Income	Discount Rate	10-40
Approach
Common Stocks	$ 422,652	Cost	Purchase Price	Cost
Approach
Preferred Stocks	$ 2,616,984	Income	Discount Rate	10-40%
Approach
Special Purpose Vehicle	$ 240,362	Cost	Purchase Price	Cost
Approach
Alger Small Cap Growth Institutional Fund
Preferred Stocks	$ 2,905,917	Income	Discount Rate	12-20%
Approach
Special Purpose Vehicle	$ 775,134	Cost	Purchase Price	Cost
Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2015 Alger Capital Appreciation Institutional Fund transferred $35,304,486 from Level 1 to Level 2, utilizing fair value adjusted prices rather than exchange listed prices.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$ 91,894,309	$ 91,894,309	—	—
Alger Capital Appreciation Focus Fund	428,456	428,456	—	—
Alger Mid Cap Growth Institutional Fund	6,172,169	6,172,169	—	—
Alger Small Cap Growth Institutional Fund	7,875,146	7,875,146	—	—
Total	$ 106,370,080 $ 106,370,080		—	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2015, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended July 31, 2015, there were no open derivative instruments.

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2015. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Shares at			Shares at		Value at
	October 31,			January 31,	Dividend	January 31,
Security	2014	Additions	Reductions	2015	Income	2015
Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream Inc.*	124,658	—	—	124,658	—	$59,836
Preferred Stocks
Choicestream, Inc.	3,575,473	—	—	575,473	—	1,716,227
Class A & Class B*
Alger Capital Appreciation Focus Fund
Preferred Stocks
Prosetta Biosciences,	—	76,825	—	76,825	—	345,713
Inc.*
Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream Inc.*	8,930	—	—	8,930	—	$4,286
Preferred Stocks
Choicestream, Inc.	221,801	—	—	221,801	—	106,464
Class A & Class B*
Prosetta Biosciences,	—	166,009	—	166,009	—	747,041
Inc.*
Tolero Pharmaceuticals,	354,870	—	—	354,870	—	1,070,323
Inc.*
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences,	—	133,263	—	133,263	—	599,684
Inc.*
Tolero Pharmaceuticals,	448,284	—	—	448,284	—	1,352,069
Inc.*
* Non –income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By /s/Hal Liebes

Hal Liebes

President

Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 24, 2015

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 24, 2015